UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
8/31/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.8%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.1%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	$1,000,000	$1,027,890

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,650,000	1,661,055

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	600,000	568,596

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	500,000	491,680
5s, 10/1/34	BBB	200,000	187,640

			3,936,861
Massachusetts (90.8%)

Beverly, G.O. Bonds, 4s, 9/1/19	Aa2	1,560,000	1,721,366

Boston, G.O. Bonds, Ser. A, 5s, 4/1/22	Aaa	1,750,000	2,051,753

Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds (Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	1,815,000	1,821,262

Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A
5 3/4s, 11/1/13	Aa1	710,000	716,241
5s, 11/1/30	Aa1	500,000	528,945
4s, 11/1/28	Aa1	2,000,000	1,988,660

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5s, 2/15/41	Aa3	2,000,000	1,999,940

Holyoke G.O. Bonds
5s, 9/1/29	Aa2	770,000	806,906
(State Qualified), 5s, 9/1/26	Aa2	1,815,000	1,956,588

Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22	Aa2	1,750,000	1,841,753

MA Bay Trans. Auth. Rev. Bonds (Assmt.), Ser. A
5 1/4s, 7/1/31	AAA	1,000,000	1,078,410
5s, 7/1/23	AAA	2,000,000	2,240,420

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,855,000	3,232,973
Ser. C, 5 1/2s, 7/1/16 (Escrowed to maturity)	AAA/P	120,000	135,851
Ser. C, 5 1/4s, 7/1/23	AAA	1,335,000	1,568,972
Ser. A, 5s, 7/1/41	AAA	3,500,000	3,564,750
Ser. A, 5s, 7/1/31	AAA	3,390,000	3,553,500

MA Dev. Fin. Agcy. Rev. Bonds (Groves), Ser. A, 7 7/8s, 6/1/44(F)	Ba3	1,072,623	112,625

MA Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.7s, 1/1/31	AA	1,815,000	1,822,478
Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,083,580

MA State G.O. Bonds
Ser. A, AGM, 5 1/4s, 8/1/20	Aa1	2,540,000	2,999,842
Ser. C, AMBAC, 5s, 8/1/37	Aa1	2,000,000	2,075,240
(Construction Loan), Ser. A, 5s, 8/1/27	Aa1	2,000,000	2,156,520
Ser. D, 5s, 10/1/26	Aa1	2,000,000	2,185,800
Ser. B, 5s, 8/1/20	Aa1	1,695,000	1,972,709

MA State VRDN (Construction Loan), Ser. A, 0.04s, 3/1/26	VMIG1	3,500,000	3,500,000

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5s, 7/1/32	A1	1,000,000	1,028,080

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5 1/2s, 5/1/28	Aa2	4,000,000	4,477,320
Ser. B, 5s, 5/1/43	Aa2	3,100,000	3,165,317
Ser. B, 5s, 5/1/37	Aa2	1,500,000	1,540,200
Ser. A, 5s, 5/1/36	Aa2	2,850,000	2,897,880
Ser. A, AGO, 5s, 5/1/28	Aa2	2,270,000	2,415,008

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5s, 1/1/37	A+	2,250,000	2,251,058
5s, 1/1/32	A+	2,775,000	2,807,801

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	775,000	887,344
(Tufts Med. Ctr.), Ser. I, 7 1/4s, 1/1/32	BBB	2,000,000	2,299,340
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	1,347,179	1,073,836
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	423,099	351,506
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	5,231,550
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,324,034
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	1,014,540
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	94,100	67,768
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	900,000	913,347
(Berklee College of Music), 5 1/4s, 10/1/41	A2	1,500,000	1,513,695
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	3,013,710
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	4,000,000	3,912,480
(Lesley U.), Ser. B-1, AGM, 5 1/4s, 7/1/33	AA-	2,000,000	2,010,040
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	2,400,000	2,415,624
(Carleton-Willard Village), 5 1/4s, 12/1/25	A-	700,000	718,655
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	1,500,000	1,409,475
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,000,780
(Lowell Gen. Hosp.), Ser. G, 5s, 7/1/44	BBB+	500,000	448,750
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	3,400,000	3,169,208
(Brandeis U.), Ser. N, 5s, 10/1/39	A1	450,000	449,982
(Franklin W. Olin College), Ser. E, 5s, 11/1/38	A+	1,000,000	974,780
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,086,700
(Lowell Gen. Hosp.), Ser. G, 5s, 7/1/37	BBB+	1,630,000	1,508,125
(Brandeis U.), Ser. 0-1, 5s, 10/1/35	A1	1,000,000	1,018,830
(Merrimack College), Ser. A, 5s, 7/1/32	Baa3	750,000	707,153
(Northeastern U.), 5s, 10/1/31	A2	500,000	504,335
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	AA-	2,000,000	2,045,920
(Partners Hlth. Care Syst.), Ser. L, 5s, 7/1/31	Aa2	4,495,000	4,635,559
(Boston U.), Ser. V-1, 5s, 10/1/29	A1	2,000,000	2,123,420
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,112,391
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,200,670
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,640,955
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5s, 7/1/25	A2	650,000	696,326
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5s, 7/1/23	A2	125,000	139,804
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	533,187
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB/P	515,000	506,168
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	468,041	2,490
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	AA-	2,000,000	980,040
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	AA-	2,000,000	1,047,060

MA State Dev. Fin. Agcy. Resource Recvy. Rev. Bonds (Covanta Holding Corp.), Ser. C, 5 1/4s, 11/1/42	Ba2	1,750,000	1,436,120

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36 (Prerefunded 8/1/16)	A-	1,000,000	1,113,950

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42 (Prerefunded (5/1/19)	A-	1,700,000	2,058,479

MA State Edl. Fin. Auth. Rev. Bonds, Ser. J, 5 5/8s, 7/1/28	AA	1,000,000	1,012,840

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	194,574	19
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	AAA	5,000,000	6,229,250
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	3,000,000	3,078,240
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,092,260
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	2,044,940
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,399,501
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	2,065,000	1,880,885
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	B+	3,000,000	2,710,650
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	A	1,030,000	1,100,988
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/27	A	1,000,000	1,068,920
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	810,000	818,886
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AA-	1,000,000	1,021,020
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	3,225,000	3,216,325
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	3,118,860
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	2,500,000	2,662,025
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	11,451,300
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	965,210
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	666,129
(Lowell Gen. Hosp.), Ser. C, 5 1/8s, 7/1/35	BBB+	725,000	691,527
(Wheaton Coll.), Ser. F, 5s, 1/1/41	A2	3,000,000	2,929,890
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	Aa2	1,500,000	1,459,605
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A2	1,500,000	1,416,840
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	519,365
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	2,250,000	2,332,125
(Berklee College of Music), Ser. A, 5s, 10/1/37	A2	2,750,000	2,803,625
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	757,631
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	1,000,000	1,020,760
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	300,000	299,988
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	2,917,063
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,175,000	1,076,794
(Northeastern U.), Ser. T-1, 5s, 10/1/30	A2	1,000,000	1,014,530
(Northeastern U.), Ser. T-2, 5s, 10/1/30	A2	2,000,000	2,029,060
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,782,125
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,246,655
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s, 10/1/26	AA-	2,000,000	2,108,700
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,816,866
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,111,754

MA State Hlth. & Edl. Fac. Auth. VRDN
(Baystate Med. Ctr.), Ser. J-2, 0.06s, 7/1/44	VMIG1	800,000	800,000
(Children's Hosp.), Ser. N-4, 0.05s, 10/1/49	VMIG1	3,000,000	3,000,000
(Tufts U.), Ser. N-2, 0.04s, 8/15/34	VMIG1	3,200,000	3,200,000
(Harvard U.), Ser. R, 0.03s, 11/1/49	VMIG1	1,225,000	1,225,000

MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser. 126, 4.7s, 6/1/38	Aa2	1,025,000	932,812

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,512,525
Ser. A, 5.1s, 12/1/30	Aa3	2,500,000	2,494,125
Ser. D, 5.05s, 6/1/40	Aa3	1,560,000	1,566,817
Ser. 157, 4.35s, 12/1/27	Aa2	1,665,000	1,573,592
Ser. 160, 3 3/4s, 6/1/34	Aa2	840,000	869,039
Ser. A, 3 1/2s, 12/1/31	Aa3	2,000,000	1,763,220
Ser. A, 3 1/4s, 12/1/27	Aa3	1,870,000	1,671,930

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB	1,590,000	1,596,217

MA State Port Auth. Rev. Bonds
Ser. A, 5s, 7/1/34	Aa3	3,500,000	3,521,875
Ser. C, AGM, 5s, 7/1/27	Aa3	5,000,000	5,191,500
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,170,700

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5 1/8s, 7/1/41	A	1,765,000	1,748,074
(BOSFUEL), FGIC, NATL, 5s, 7/1/27	A2	2,500,000	2,553,850

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds
Ser. B, 5s, 10/15/32	AA+	1,000,000	1,032,930
Ser. A, 5s, 8/15/30	AA+	3,500,000	3,680,250
Ser. A, AGM, 5s, 8/15/26 (Prerefunded 8/15/15)	AA+	4,000,000	4,355,200

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds, Ser. B
5s, 10/15/41	AA+	3,500,000	3,544,065
5s, 8/15/30	AA+	4,000,000	4,206,000

MA State Trans. Fund Rev. Bonds (Accelerated Bridge Program), 5s, 6/1/21	Aaa	3,500,000	4,087,930

MA State Wtr. Poll. Abatement Trust Rev. Bonds
(Pool Program), Ser. A, 5 1/4s, 8/1/19	Aaa	1,400,000	1,657,362
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,339,680
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,087,010

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Escrowed to maturity)	Aa1	4,775,000	5,558,530
Ser. C, 5 1/4s, 8/1/42	Aa1	3,500,000	3,653,930
Ser. B, AGM, 5 1/4s, 8/1/23	Aa1	2,035,000	2,392,366
Ser. A, NATL, 5s, 8/1/29 (Prerefunded 8/1/14)	Aa1	4,000,000	4,172,480
Ser. A, NATL, 5s, 8/1/29	Aa1	3,225,000	3,464,650
Ser. B, AMBAC, 5s, 8/1/26	Aa1	2,000,000	2,186,880

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,536,600

Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa2	2,475,000	2,721,089

Newburyport, G.O. Bonds (Muni. Purpose Loan), 4s, 1/15/24	AA	1,280,000	1,350,554

North Reading, G.O. Bonds, 5s, 5/15/35	Aa2	3,750,000	3,886,163

Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25 (Prerefunded 2/15/15)	AAA	1,000,000	1,076,890

U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5s, 11/1/39	Aa2	2,500,000	2,545,800

Weymouth, G.O. Bonds (Muni. Purpose Loan)
4s, 9/15/19	Aa3	1,635,000	1,801,247
4s, 9/15/18	Aa3	1,650,000	1,828,761

Worcester, G.O. Bonds (Muni. Purpose Loan), 4s, 11/1/23	Aa3	3,050,000	3,124,288

			317,152,956
Puerto Rico (5.5%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	Baa3	1,800,000	1,562,346
5 3/8s, 5/15/33	BBB	1,710,000	1,578,039

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/26	Baa3	1,620,000	1,297,733

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Ba1	2,975,000	2,166,841
6s, 7/1/38	Ba1	1,040,000	774,405

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	BBB	3,000,000	2,101,650
Ser. CCC, 5s, 7/1/28	BBB	2,000,000	1,543,540
Ser. TT, 5s, 7/1/27	BBB	1,350,000	1,065,461

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds FRN, Ser. AA-2, 5.3s, 7/1/35	BBB+	525,000	371,821

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Intl. American U.), 5s, 10/1/22	A-	350,000	344,726

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	Baa3	1,500,000	1,519,845

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	514,510

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	2,250,000	2,004,503
Ser. C, 5 1/4s, 8/1/41	A+	1,750,000	1,394,435
Ser. C, 5 1/4s, 8/1/40	Aa3	1,000,000	889,470

			19,129,325
Virgin Islands (0.4%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	600,000	616,836
5s, 10/1/25	Baa2	850,000	872,882

			1,489,718
TOTAL INVESTMENTS

Total investments (cost $346,533,040)(b)			$341,708,860

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $349,403,837.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $346,436,690, resulting in gross unrealized appreciation and depreciation of $10,594,580 and $15,322,410, respectively, or net unrealized depreciation of $4,727,830.
(NON)	Non-income-producing security.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	30.9%
	Health care	13.0
	Tax bonds	12.5
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$341,596,235	$112,625

Totals by level	$—	$341,596,235	$112,625

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013